SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies
Accounts receivable, allowance	$ 60,000	$ 76,000
Depreciation expenses	541,000	482,000
Unamortized discount on conversion feature	565,000	663,000
Net gain (loss) attributable to cash flow hedge	128,000	111,000
Derivative notional amount	1,821,000
Advertising costs	$ 83,000	$ 70,000
Shares issuable, excluding from calculation of diluted earnings per share	4,614,784	3,205,693
Revenues [Member]
Significant Accounting Policies
Concentration of credit risk, percentage	29.00%	19.00%
Accounts Receivable [Member]
Significant Accounting Policies
Concentration of credit risk, percentage	21.00%	18.00%